Description of Business and Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Description of Business and Summary of Significant Accounting Policies [Abstract]
Accumulated other comprehensive loss
Accumulated other comprehensive loss consisted of the following at December 31, 2012 and 2011:

	2012	2011
	(Amounts in thousands)
Securities
Non-credit unrealized losses on available for sale securities with OTTI	$(499)	$(524)
Unrealized losses on available for sale securities without OTTI	(499)	(252)
Minimum pension liability	(244)	(268)
Tax impact	497	418
	$(745)	$(626)

Computation of earnings per common share
Earnings Per Common Share:  Basic earnings per common share is computed by dividing net income available to common shareholders by the weighted average number of common shares outstanding during the period.  Diluted earnings per common share considers common stock equivalents (when dilutive) outstanding during the period such as options and warrants outstanding.  To the extent that stock equivalents are anti-dilutive, they have been excluded from the earnings per share calculation. Both basic and diluted earnings per share computations give retroactive effect to a stock dividend declared and paid in 2012 and 2011 (Note 13).  Earnings per common share have been computed based on the following for 2012 and 2011:

	2012	2011
	(Amounts in thousands, except share data)
Basic earnings per common share
Net income available to common shareholders	$6,301	$6,272
Average common shares outstanding	5,379,558	5,374,561
Basic earnings per common share	$1.17	$1.17

Diluted earnings per common share
Net income available to common shareholders	$6,301	$6,272
Average common shares outstanding	5,379,558	5,374,561
Dilutive potential common shares	3,038	91,897
Total diluted average common shares outstanding	5,382,596	5,466,458
Diluted earnings per common share	$1.17	$1.15